Loans and borrowings	12 Months Ended
Dec. 31, 2023
Loans And Borrowings
Loans and borrowings

15.	Loans and borrowings

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.22	Reclassification (5)	Borrowing	Amortization	Interest paid	Interest accrued (3)	Exchange rate variation	12.31.23
Local currency
Working capital	Fixed / CDI	12.28% (10.72% on 12.31.22)	0.65	409,186	-	740,000	(390,582)	(37,352)	56,276	-	777,528
Certificate of agribusiness receivables (4)	IPCA	10.86% (11.80% on 12.31.22)	-	999,646	-	-	(1,018,131)	(91,121)	109,606	-	-
Export credit facility	CDI	13.26% (9.05% on 12.31.22)	3.67	3,613,555	(2,019,866)	-	-	(234,038)	223,946	-	1,583,597
Debentures	CDI / IPCA	10.94% (12.09% on 12.31.22)	5.75	5,940,146	-	-	-	(441,639)	1,135,927	-	6,634,434

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.22)	-	5,286	-	100,195	(98,877)	(832)	832	-	6,604
				10,967,819	(2,019,866)	840,195	(1,507,590)	(804,982)	1,526,587	-	9,002,163

Foreign currency
Bonds	Fixed / FX USD	5.15% (4.91% on 12.31.22)	14.30	11,902,290	-	-	(3,672,960)	(606,725)	663,684	(726,727)	7,559,562
Export credit facility	Fixed /SOFR / FX USD	5.49% (7.10% on 12.31.22)	3.23	132,887	2,019,866	1,006,496	(534,993)	(156,178)	126,784	(158,211)	2,436,651
Advances for foreign exchange rate contracts	Fixed / FX USD	7.10% (0.00% on 12.31.22)	0.23	-	-	306,684	(153,684)	(4,304)	19,122	(9,398)	158,420
Working capital	Fixed / EIBOR3M + 1,8% FX TRY, AED and USD	13.13% (16.83% on 12.31.22)	1.84	514,004	-	1,683,112	(1,020,713)	(107,636)	122,454	(252,469)	938,752

				12,549,181	2,019,866	2,996,292	(5,382,350)	(874,843)	932,044	(1,146,805)	11,093,385
				23,517,000	-	3,836,487	(6,889,940)	(1,679,825)	2,458,631	(1,146,805)	20,095,548

Current				3,879,874							2,451,838
Non-current				19,637,126							17,643,710

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	Includes interest amounts, monetary restatement of the principal coupon and mark-to-market for debts hedged object to fair value hedge protection.
(4)	The Certificates of Agribusiness Receivables (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
(5)	The Company, reclassified the export credit facility issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars.

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.21	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.22
Local currency
Working capital	Fixed / CDI	10.72% (5.24% on 12.31.21)	0.6	406,962	386,844	(392,684)	(18,473)	26,902	(365)	409,186
Certificate of agribusiness receivables	IPCA	11.80% (16.57% on 12.31.21)	1.0	967,948	(242)	-	(86,620)	118,560	-	999,646
Development bank credit lines	TJLP / TLP/ IPCA / FINAME	(3.12% on 12.31.21)	-	7,679	-	(6,328)	(1,472)	121	-	-
Debentures	CDI / IPCA	12.09% (15.54% on 12.31.21)	8.5	4,210,015	1,649,905	(70,000)	(258,593)	408,819	-	5,940,146
Export credit facility	Fixed / CDI	9.05% (10.87% on 12.31.21)	5.3	3,516,273	637,000	(415,706)	(272,642)	290,544	(141,914)	3,613,555

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.21)	-	3,601	100,326	(98,667)	(827)	853	-	5,286
				9,112,478	2,773,833	(983,385)	(638,627)	845,799	(142,279)	10,967,819

Foreign currency
Bonds	Fixed / FX USD and EUR	4.91% (4.82% on 12.31.21)	11.0	15,544,012	-	(2,416,162)	(793,711)	724,476	(1,156,325)	11,902,290
Export credit facility	Fixed / LIBOR / FX USD	7.10% (3.43% on 12.31.21)	0.2	311,385	-	(170,051)	(7,119)	7,609	(8,937)	132,887
Advances for foreign exchange rate contracts	Fixed / FX USD	-	-	3,103	-	(2,766)	-	(53)	(284)	-
Working capital	Fixed / FX TRY and USD	16.83% (13.35% on 12.31.21)	0.7	485,052	618,780	(412,058)	(78,844)	74,581	(173,507)	514,004

				16,343,552	618,780	(3,001,037)	(879,674)	806,613	(1,339,053)	12,549,181
				25,456,030	3,392,613	(3,984,422)	(1,518,301)	1,652,412	(1,481,332)	23,517,000

Current				3,203,068						3,879,874
Non-current				22,252,962						19,637,126

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.

The maturity schedule of the loans and borrowings is presented on note 23.1.

On December 31, 2023 and on December 31, 2022 the Company did not have any financial covenant clauses related to its loans and borrowings agreements.

15.1.	Revolving credit facility

With the purpose of maintaining a prudential and sustainable short term liquidity position, in line with the adoption of measures to extend its average debt maturity and reduce the cost of debt, on December 27, 2019 the Company retained from Banco do Brasil a revolving credit facility up to the limit of R$1,500,000 for a period of three years, being renewed for another two years on October 26, 2022. The referenced credit facilities can be withdrawn totally or partially, at the Company’s will, whenever necessary. As of December 31, 2023, the credit facilities were available, but unused.

15.2. Guarantees

	12.31.23	12.31.22
Total loans and borrowings	20,095,548	23,517,000
Mortgage guarantees
Related to tax incentives and other	6,604	5,286

On December 31, 2023, the amount of bank guarantees contracted by the Company was of R$207,006 (R$447,736 as of December 31, 2022) which were offered mainly in litigations involving the Company’s use of tax credits. These guarantees have an average cost of 1.64% p.a. (1.92% p.a. as of December 31, 2022).

15.3.	Repurchase of senior notes

During the year ended on December 31, 2023, the Company repurchased the following senior notes: 4.75% Senior Notes due in 2024 and 4.35% due in 2026. The result of the repurchases is set forth below:

Instrument	Currency	Maturity	Notional repurchased		Outstanding notional (1)
			(loan currency)	(Reais) (2)	(loan currency)	(Reais) (3)

BRF S.A. - BRFSBZ 4.75	USD	2024	295,363	1,521,887	-	-
BRF S.A. - BRFSBZ 4.35	USD	2026	200,000	984,580	299,282	1,448,914

(1)	Outstanding notional after the tender offer.
(2)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date of the repurchase.
(3)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date 12.31.23.

The Company paid the amount equivalent to R$2,515,194 for the repurchase these liabilities, which includes notional, interest, premium and taxes. The repurchase generated a financial income in the amount of R$46,768 referring to the discount on the repurchase and financial expenses of R$2,175 related to financial taxes and R$9,034 with the write-off of the costs of issuance.